SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Investments received for exploration and evaluation assets	$ 500,000	$ 4,462,703
Investments received for private placement		16,736,110
Issued pursuant to acquisition of exploration and evaluation assets	3,505,408
Agents warrants issued in private placements		42,183
Agents warrants issued in initial public offering		771,769
Right-of-use assets	97,423	$ 54,034
Property and equipment included in accounts payable and accrued liabilities	$ 537,746